                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
2/7/13

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                38

Form 13F Information Table Value Total:        $  155,255 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None
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                                               Form 13-F
                                              12/31/2012

                        Name of Reporting Manager: Haverford Financial Services


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- --------------------- ---------- ---------- ------------------------
                                                      VALUE     SHRS OR     SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT     PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- -------------- --------- ----------- ------------ --- ---- ---------- ---------- ------- -------- -------
APPLE INC                 COM            037833100   4,879.89      9,171.00 SH       SOLE                    8,585 0            586
ABBOTT LABS               COM            002824100     430.06      7,923.00 SH       SOLE                    7,923 0              0
ACCENTURE PLC IRELAND     SHS CLASS A    G1151C101   5,131.53     79,121.00 SH       SOLE                   73,713 0          5,408
AFLAC INC                 COM            001055102     342.10      6,918.00 SH       SOLE                    6,918 0              0
APACHE CORP               COM            037411105   3,938.09     50,159.00 SH       SOLE                   47,258 0          2,901
AIR PRODS & CHEMS INC     COM            009158106     231.66      3,378.00 SH       SOLE                    3,378 0              0
BECTON DICKINSON          COM            075887109   4,554.36     58,257.00 SH       SOLE                   54,315 0          3,942
BLACKROCK INC             COM            09247X101   5,267.28     25,471.00 SH       SOLE                   23,838 0          1,633
CATERPILLAR INC DEL       COM            149123101     273.90      4,801.00 SH       SOLE                    4,801 0              0
CONOCOPHILLIPS            COM            20825C104   3,213.08     56,644.00 SH       SOLE                   52,994 0          3,650
COVIDIEN PLC              SHS            G2554F113   4,806.59     83,225.00 SH       SOLE                   76,757 0          6,468
CISCO SYS INC             COM            17275R102   3,670.65    186,766.00 SH       SOLE                  175,146 0         11,620
CVS CAREMARK CORPORATION  COM            126650100   6,676.68    138,040.00 SH       SOLE                  128,596 0          9,444
CHEVRON CORPORATION       COM            166764100   5,096.87     48,150.00 SH       SOLE                   44,930 0          3,220
DU PONT E I DE NEMOURS
 CO                       COM            263534109   5,375.50    121,484.00 SH       SOLE                  114,130 0          7,354
QUEST DIAGNOSTICS INC     COM            74834L100   2,670.93     45,831.00 SH       SOLE                   42,542 0          3,289
DISNEY WALT CO            COM DISNEY     254687106   6,495.58    135,106.00 SH       SOLE                  126,022 0          9,084
EATON CORP PLC            SHS            G29183103   7,465.34    137,762.00 SH       SOLE                  128,307 0          9,455
HEWLETT PACKARD CO        COM            428236103     385.65      7,593.00 SH       SOLE                    7,593 0              0
INTERNATIONAL BUSINESS
 MACHINE                  COM            459200101   6,537.62     34,627.00 SH       SOLE                   32,388 0          2,239
INTEL CORP                COM            458140100     310.17     15,094.00 SH       SOLE                   15,094 0              0
JOHNSON & JOHNSON         COM            478160104   6,814.46     97,722.00 SH       SOLE                   90,969 0          6,753
J.P. MORGAN CHASE & CO    COM            46625H100   5,288.58    120,245.00 SH       SOLE                  112,674 0          7,571
COCA COLA CO              COM            191216100   3,518.71     95,533.00 SH       SOLE                   89,539 0          5,994
MCDONALDS CORP            COM            580135101   6,873.90     79,206.00 SH       SOLE                   74,142 0          5,064
MICROSOFT CORP            COM            594918104   4,876.03    181,248.00 SH       SOLE                  171,282 0          9,966
NOVARTIS AG               SPONSORED ADR  66987V109   5,419.76     86,099.00 SH       SOLE                   80,205 0          5,894
NYSE EURONEXT             COM            629491101     359.59     13,631.00 SH       SOLE                   13,631 0              0
PEPSICO INC               COM            713448108   5,332.87     78,385.00 SH       SOLE                   73,361 0          5,024
PROCTER & GAMBLE          COM            742718109   4,454.97     65,944.00 SH       SOLE                   61,605 0          4,339
QUALCOMM INC              COM            747525103   6,537.27    105,649.00 SH       SOLE                   98,164 0          7,485
SCHLUMBERGER LTD          COM            806857108   2,583.17     37,259.00 SH       SOLE                   34,532 0          2,727
TIFFANY & CO NEW          COM            886547108   2,962.22     51,645.00 SH       SOLE                   48,125 0          3,520
UNION PAC CORP            COM            907818108   3,913.10     33,086.00 SH       SOLE                   31,180 0          1,906
UNITED TECHNOLOGIES CORP  COM            913017109   5,751.03     71,333.00 SH       SOLE                   66,891 0          4,442
WELLS FARGO CO            COM            949746101   6,745.05    199,155.00 SH       SOLE                  186,704 0         12,451
WAL-MART STORES INC       COM            931142103     289.00      5,345.00 SH       SOLE                    5,345 0              0
EXXON MOBIL CORP          COM            30231G102   5,781.51     68,253.00 SH       SOLE                   63,917 0          4,336
                                                   155,254.73  2,645,259.00